Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
- Net interest income	€ 7,021	€ 6,877
- Net fee and commission income	1,710	1,506
- Additions to loan loss provision	131	1,998
Total expenses	5,691	7,623
Result before taxation	4,484	1,065
Taxation	1,265	438
Non-controlling interests	59	36
Basic earnings	3,161	591
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	(956)	493
Taxation	(260)	115
Basic earnings	(697)	379
Geographical Segments Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	3,528	1,558
Basic earnings	3,161	591
Geographical Segments Banking [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	6,853	6,931
- Net fee and commission income	1,710	1,506
- Total investment and other income	656	745
Total income	9,219	9,182
- Operating expenses	5,560	5,626
- Additions to loan loss provision	131	1,998
Total expenses	5,691	7,623
Result before taxation	3,528	1,558
Taxation	1,005	553
Non-controlling interests	59	36
Basic earnings	2,464	969
Geographical Segments Banking [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	697	(379)
Geographical Segments Banking [Member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	1,162	732
Basic earnings	1,341	143
Geographical Segments Banking [Member] | Netherlands [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	2,023	2,097
- Net fee and commission income	518	494
- Total investment and other income	148	197
Total income	2,688	2,788
- Operating expenses	1,577	1,736
- Additions to loan loss provision	(51)	320
Total expenses	1,526	2,056
Result before taxation	1,162	732
Taxation	298	252
Non-controlling interests		(1)
Basic earnings	864	481
Geographical Segments Banking [Member] | Netherlands [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	477	(338)
Geographical Segments Banking [Member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	349	26
Basic earnings	292	5
Geographical Segments Banking [Member] | Belgium [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,072	1,090
- Net fee and commission income	356	302
- Total investment and other income	127	98
Total income	1,554	1,491
- Operating expenses	1,065	1,126
- Additions to loan loss provision	139	338
Total expenses	1,205	1,465
Result before taxation	349	26
Taxation	92	25
Non-controlling interests	0	0
Basic earnings	257	2
Geographical Segments Banking [Member] | Belgium [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	35	3
Geographical Segments Banking [Member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	616	474
Basic earnings	613	205
Geographical Segments Banking [Member] | Germany [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,010	1,059
- Net fee and commission income	263	228
- Total investment and other income	78	80
Total income	1,350	1,367
- Operating expenses	691	652
- Additions to loan loss provision	43	241
Total expenses	734	893
Result before taxation	616	474
Taxation	186	170
Non-controlling interests	2	2
Basic earnings	428	302
Geographical Segments Banking [Member] | Germany [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	185	(97)
Geographical Segments Banking [Member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	400	162
Basic earnings	279	159
Geographical Segments Banking [Member] | Other Challengers [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	974	893
- Net fee and commission income	161	136
- Total investment and other income	45	14
Total income	1,179	1,043
- Operating expenses	724	669
- Additions to loan loss provision	55	212
Total expenses	779	882
Result before taxation	400	162
Taxation	121	56
Basic earnings	279	106
Geographical Segments Banking [Member] | Other Challengers [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	(1)	53
Geographical Segments Banking [Member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	384	284
Basic earnings	245	178
Geographical Segments Banking [Member] | Growth Markets [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	749	799
- Net fee and commission income	163	131
- Total investment and other income	154	203
Total income	1,066	1,133
- Operating expenses	636	644
- Additions to loan loss provision	45	205
Total expenses	681	849
Result before taxation	384	284
Taxation	83	71
Non-controlling interests	57	35
Basic earnings	245	178
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [line items]
Result before taxation	669	(85)
Basic earnings	531	(74)
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	850	823
- Net fee and commission income	246	217
- Total investment and other income	101	197
Total income	1,197	1,237
- Operating expenses	629	644
- Additions to loan loss provision	(101)	678
Total expenses	529	1,322
Result before taxation	669	(85)
Taxation	137	(10)
Basic earnings	531	(74)
Geographical Segments Banking [Member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	(53)	(35)
Basic earnings	(140)	(25)
Geographical Segments Banking [Member] | Other [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	175	169
- Net fee and commission income	4	(3)
- Total investment and other income	5	(44)
Total income	184	123
- Operating expenses	237	155
- Additions to loan loss provision	0	3
Total expenses	237	158
Result before taxation	(53)	(35)
Taxation	87	(10)
Non-controlling interests	0	0
Basic earnings	(140)	(25)
Retail [member]
Disclosure of operating segments [line items]
Result before taxation	2,023	1,796
Retail [member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	1,022	1,043
Retail [member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	134	(36)
Retail [member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	413	494
Retail [member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	160	74
Retail [member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	294	222
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	1,558	(204)
Wholesale Banking [Member] | Netherlands [member]
Disclosure of operating segments [line items]
Result before taxation	140	(310)
Wholesale Banking [Member] | Belgium [member]
Disclosure of operating segments [line items]
Result before taxation	215	62
Wholesale Banking [Member] | Germany [member]
Disclosure of operating segments [line items]
Result before taxation	203	(20)
Wholesale Banking [Member] | Other Challengers [member]
Disclosure of operating segments [line items]
Result before taxation	240	88
Wholesale Banking [Member] | Growth Markets [member]
Disclosure of operating segments [line items]
Result before taxation	91	62
Wholesale Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [line items]
Result before taxation	669	(85)
Wholesale Banking [Member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	0	(2)
Corporate Line Banking [member]
Disclosure of operating segments [line items]
Result before taxation	(53)	(34)
Corporate Line Banking [member] | Other [member]
Disclosure of operating segments [line items]
Result before taxation	€ (53)	€ (34)